Business Combinations (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net [Abstract]
Accounts receivable		$ 953
Inventory		61,247	11,520
Other current assets			45
Property and equipment		40,190	4,932
Goodwill		107,498	8,274
Franchise value		29,491
Other assets		628
Current liabilities		(6,190)	(279)
Total consideration	83,000	233,817	24,492
Seller financed/assumed debt		(1,711)	(2,260)
Cash used in dealership acquisitions		$ 232,106	$ 22,232